Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Inventory
(3)	Inventory
Inventory consists of the following (in thousands):

	September 30,	December 31,
	2022	2021
Raw materials	$2,060	$158
Work in progress	856	721
Total inventory	$2,916	$879

(3)	Inventory
Inventory consists of the following (in thousands):

	As of December 31,
	2021	2020
Raw materials	$158	$111
Work in progress	721	57
Total inventory	$879	$168